Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000253559
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic Fixed Income ETF
Class Name	3EDGE Dynamic Fixed Income ETF
Trading Symbol	EDGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 3EDGE Dynamic Fixed Income ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-fixed-income-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-fixed-income-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Fixed Income ETF	$72	0.72%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

From inception of 10/2/2024 through the period ended 9/30/2025, the 3EDGE Dynamic Fixed Income ETF, ticker: EDGF, (the “Fund”) returned 2.11% on a total return basis (with dividends reinvested) net of fees and expenses. While the Fund does not have a benchmark, the Bloomberg U.S. Aggregate Bond Index is a reasonable proxy for comparison which returned 2.79% over the same time period. The Fund’s allocation to high quality US Treasuries along with exposures to shorter-term bonds over this period contributed to relative underperformance. The firm’s research suggested the potential for increases in Treasury yields which would result in capital losses if the funds duration were longer. The Fund’s indicated yield was 3.26%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	3EDGE Dynamic Fixed Income ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Oct/24	$10,000	$10,000
Oct/24	$9,868	$9,743
Nov/24	$9,920	$9,846
Dec/24	$9,840	$9,685
Jan/25	$9,889	$9,736
Feb/25	$9,997	$9,950
Mar/25	$10,028	$9,954
Apr/25	$10,056	$9,993
May/25	$10,028	$9,922
Jun/25	$10,087	$10,074
Jul/25	$10,095	$10,048
Aug/25	$10,181	$10,168
Sep/25	$10,211	$10,279

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
3EDGE Dynamic Fixed Income ETF	2.11%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 197,397,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,039
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$197,397	10	$1,039	77%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	24.9%
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Bloomberg 1-3 Month T-Bill ETF, Cl 3	19.5%
Goldman Sachs Access Treasury 0-1 Year ETF	19.1%
SPDR Portfolio TIPS ETF	17.0%
iShares 0-3 Month Treasury Bond ETF, Cl 3	14.5%
Vanguard Intermediate-Term Treasury ETF	10.1%
iShares TIPS Bond ETF	9.1%
SPDR Portfolio Intermediate Term Treasury ETF	8.0%
Global X 1-3 Month T-Bill ETF, Cl 3	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-fixed-income-etf
C000253560
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic Hard Assets ETF
Class Name	3EDGE Dynamic Hard Assets ETF
Trading Symbol	EDGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 3EDGE Dynamic Hard Assets ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-hard-assets-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-hard-assets-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Hard Assets ETF	$79	0.72%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

From inception of 10/2/2024 through the period ended 9/30/2025, the 3EDGE Dynamic Hard Assets ETF, ticker: EDGH, (the “Fund”) returned 18.89% on a total return basis (with dividends reinvested) net of fees and expenses. While the Fund does not have a benchmark, the S&P 500 Index is a reasonable proxy for comparison which returned 18.68% over the same time period. The Fund’s allocation to gold and broad commodities exposures over this period contributed to relative outperformance. The firm’s research suggested the potential for gains in gold which lead the investment committee to increase the allocation within the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	3EDGE Dynamic Hard Assets ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/24	$10,000	$10,000
Oct/24	$10,128	$10,000
Nov/24	$9,908	$10,587
Dec/24	$9,850	$10,335
Jan/25	$10,275	$10,623
Feb/25	$10,271	$10,484
Mar/25	$10,758	$9,893
Apr/25	$10,800	$9,826
May/25	$10,783	$10,445
Jun/25	$10,862	$10,976
Jul/25	$10,837	$11,222
Aug/25	$11,208	$11,450
Sep/25	$11,889	$11,868

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
3EDGE Dynamic Hard Assets ETF	18.89%
S&P 500 Index (USD) (TR)Footnote Reference*	18.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 145,992,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 519
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$145,992	9	$519	225%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	6.8%
Closed-End Fund	23.5%
Exchange-Traded Funds	76.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprott Physical Silver Trust, Cl Trust Units	23.5%
iShares 0-5 Year TIPS Bond ETF, Cl 5	19.3%
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	17.7%
Vanguard Short-Term Inflation-Protected Securities ETF	12.5%
Harbor Commodity All Weather Strategy ETF	9.8%
Invesco Agriculture Commodity Strategy No. K-1 ETF, Cl 1	9.8%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, Cl 5	6.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-hard-assets-etf
C000253561
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic International Equity ETF
Class Name	3EDGE Dynamic International Equity ETF
Trading Symbol	EDGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 3EDGE Dynamic International Equity ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-international-equity-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-international-equity-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic International Equity ETF	$75	0.71%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

From inception of 10/2/2024 through the period ended 9/30/2025, the 3EDGE Dynamic International Equity ETF, ticker: EDGI, (the “Fund”) returned 12.42% on a total return basis (with dividends reinvested) net of fees and expenses. While the Fund does not have a benchmark, the MSCI ACWI Index is a reasonable proxy for comparison which returned 18.67% over the same time period. The Fund’s allocations to hedged equity and defined outcome exposures at various times throughout this period contributed to relative underperformance. The firm’s research suggested the potential for larger equity market drawdowns which lead the investment committee to reduce risk in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	3EDGE Dynamic International Equity ETF	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†
Oct/24	$10,000	$10,000
Oct/24	$9,560	$9,851
Nov/24	$9,388	$10,222
Dec/24	$9,200	$9,984
Jan/25	$9,409	$10,321
Feb/25	$9,522	$10,262
Mar/25	$9,570	$9,862
Apr/25	$9,816	$9,958
May/25	$10,214	$10,537
Jun/25	$10,569	$11,015
Jul/25	$10,414	$11,167
Aug/25	$10,865	$11,448
Sep/25	$11,242	$11,867

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
3EDGE Dynamic International Equity ETF	12.42%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	18.67%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 115,544,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 303
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$115,544	14	$303	101%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	21.0%
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR MSCI ACWI ex-US ETF	22.7%
Vanguard Total International Stock ETF	22.5%
JPMorgan BetaBuilders Japan ETF	13.6%
SPDR Portfolio Emerging Markets ETF	12.9%
iShares MSCI Germany ETF	9.7%
SPDR S&P Emerging Markets Small Cap ETF	6.0%
iShares MSCI Global Gold Miners ETF	3.1%
iShares MSCI Japan Small-Capital ETF	2.9%
SPDR EURO STOXX 50 ETF	1.7%
iShares MSCI Europe Small-Capital ETF	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-international-equity-etf
C000253562
Shareholder Report [Line Items]
Fund Name	3EDGE Dynamic US Equity ETF
Class Name	3EDGE Dynamic US Equity ETF
Trading Symbol	EDGU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 3EDGE Dynamic US Equity ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-us-equity-etf. You can also request this information by contacting us at 1-844-903-3343.
Additional Information Phone Number	1-844-903-3343
Additional Information Website	https://3edgeetfs.com/3edge-dynamic-us-equity-etf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic US Equity ETF	$75	0.71%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

From inception of 10/2/2024 through the period ended 9/30/2025, the 3EDGE Dynamic US Equity ETF, ticker: EDGU, (the “Fund”) returned 12.23% on a total return basis (with dividends reinvested) net of fees and expenses. While the Fund does not have a benchmark, the S&P 500 Index is a reasonable proxy for comparison which returned 18.68% over the same time period. The Fund’s allocations to hedged equity and defined outcome exposures at various times throughout this period contributed to relative underperformance. The firm’s research suggested the potential for larger equity market drawdowns which lead the investment committee to reduce risk in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	3EDGE Dynamic US Equity ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Oct/24	$10,000	$10,000
Oct/24	$9,916	$10,000
Nov/24	$10,496	$10,587
Dec/24	$10,011	$10,335
Jan/25	$10,343	$10,623
Feb/25	$10,295	$10,484
Mar/25	$9,722	$9,893
Apr/25	$9,554	$9,826
May/25	$10,047	$10,445
Jun/25	$10,431	$10,976
Jul/25	$10,568	$11,222
Aug/25	$10,752	$11,450
Sep/25	$11,223	$11,868

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
3EDGE Dynamic US Equity ETF	12.23%
S&P 500 Index (USD) (TR)Footnote Reference*	18.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 42,750,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 321
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$42,750	15	$321	159%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	26.9%
Exchange-Traded Funds	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Invesco Nasdaq 100 ETF	23.4%
Technology Select Sector SPDR Fund	20.6%
Invesco QQQ Trust Series 1	15.8%
Financial Select Sector SPDR Fund	8.3%
Communication Services Select Sector SPDR Fund	6.7%
Consumer Discretionary Select Sector SPDR Fund	5.9%
Health Care Select Sector SPDR Fund	5.3%
Industrial Select Sector SPDR Fund	5.0%
Consumer Staples Select Sector SPDR Fund	2.9%
Energy Select Sector SPDR Fund	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-903-3343
Updated Prospectus Web Address	https://3edgeetfs.com/3edge-dynamic-us-equity-etf